Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2023
Accruals And Deferred Income Including Contract Liabilities Abstract
Disclosure of deferred revenue [Table Text Block]
	March 31, 2023	March 31, 2022
Deferred Revenue, beginning of year	$6,514,712	$125,005
Additions to deferred revenue during the year	11,576,344	7,524,411
Deposits returned	(302,298)	-
Revenue recognized from deferred revenue during the year	(7,790,149)	(1,134,704)
Deferred Revenue, end of year	$9,998,609	$6,514,712
Current portion	$8,059,769	$3,578,877
Long term portion	1,938,840	2,935,835
	$9,998,609	$6,514,712